FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7 - FAIR VALUE MEASUREMENTS

The Company’s financial liabilities that are measured at fair value on a recurring basis as of September 30, 2016 by level within the fair value hierarchy, are as follows:

	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Embedded conversion option	$-	$-	$1,061,536

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2016. As of September 30, 2016, the embedded conversion option has an aggregate fair value of $1,061,536.

The following table presents additional information about Level 3 liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the unrealized gains and losses for liabilities within the Level 3 category may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Changes in Level 3 liabilities measured at fair value for the nine months ended September, 2016 were as follows:

	Balance as of December 31,		Change in Fair Market	Balance as of September 30,
	2015	Issuance	Value	2016
Embedded conversion option	$-	$1,318,662	$(257,126)	$1,061,536

The Company’s derivative liabilities are measured at fair value using the Monte Carlo simulation valuation methodology. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy as of September 30, 2016 is as follows:

As of September 30, 2016
Stock price	$0.43
Contractual life (years)	0.6
Volatility	118%
Risk-free rate of interest	0.5%
Dividend yield	0.0%